Condensed Consolidated Statements of Income and Retained Earnings (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Details
Interest Income	$ 49,695,673	$ 43,123,801
Interest Expense	4,346,506	3,249,574
NET INTEREST INCOME	45,349,167	39,874,227
Provision for loan losses	10,542,569	8,200,608
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	34,806,598	31,673,619
NET INSURANCE INCOME
Premiums and Commissions	11,910,994	10,552,610
Insurance Claims and Expenses	3,334,061	2,580,530
Total Net Insurance Income	8,576,933	7,972,080
OTHER REVENUE	1,141,697	1,004,224
OTHER OPERATING EXPENSES:
Personnel Expense	23,772,579	21,799,275
Occupancy Expense	4,497,307	4,273,749
Other Expense	10,928,067	10,068,252
Operating Expenses, Total	39,197,953	36,141,276
INCOME BEFORE INCOME TAXES	5,327,275	4,508,647
Provision for Income Taxes	822,984	794,112
Net Income (Loss)	4,504,291	3,714,535
RETAINED EARNINGS, Beginning of Period	241,082,137	227,329,870
Adjustment Resulting from the Adoption of Accounting Standard (Note 1)	0	(792,023)
Distributions on Common Stock	(118,333)	0
RETAINED EARNINGS, End of Period	$ 245,468,095	$ 230,252,382
BASIC EARNINGS PER SHARE
170,000 Shares Outstanding for All Periods (1,700 voting, 168,300 non-voting)	$ 26.50	$ 21.85